TIMBERLINE RESOURCES CORPORATION AND SUBSIDIARIES CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016		Sep. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (858,154)	$ (1,196,496)	$ (2,757,242)		$ (4,372,448)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization		1,981	1,981		7,918
Deferred income tax provision	32,632
Gain on disposal of equipment	(2,500)	(25,644)	(25,644)
Stock-based compensation	15,000	351,967
Accretion of asset retirement obligation	3,598	3,426	6,936		6,605
Gain on sale of available-for-sale securities	(23,826)
Equipment exchanged for services		29,603
Gain on equipment exchanged for services		(25,644)
Loss on sale of investment in joint venture		180,050	180,050
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(11,824)	(134)	8,352		7,180
Accounts receivable	(2,633)
Joint venture receivable		5,761	5,761		5,815
Accounts payable	2,017	25,062	(165,809)		78,777
Accrued expenses	(48,150)	(59,548)	(14,049)	[1]	164,629	[1]
Accrued payroll, benefits and taxes	9,634	(4,691)	(109,215)		95,007
Net cash used by operating activities	(884,206)	(688,663)	(2,032,295)		(3,220,495)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, mineral rights and equipment	(1,051,000)	(68,000)	(211,400)		(444,000)
Proceeds from disposal of equipment	2,500
Proceeds from sale of available-for-sale securities	77,856		5,000
Proceeds from sale of investment in joint venture		225,000	225,000
Refund of reclamation and road use bonds	379,175	85,005	85,005		207,192
Net cash provided (used) by investing activities	(591,469)	242,005	113,605		396,692
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of units, net	1,538,750
Proceeds from subscription agreements	100,000
Net cash provided by financing activities	1,638,750		1,500,000		499,448
Net increase (decrease) in cash and cash equivalents	163,075	(446,658)
CASH AT BEGINNING OF PERIOD	82,275	500,965	500,965
CASH AT END OF PERIOD	245,350	54,307	82,275		$ 500,965
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Available-for-sale equity securities received for investment in joint venture		$ 222,900	$ 222,900
Common stock payable for mineral rights	$ 480,000

[1]	Note 10